SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has the following five operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde, Överum, and JF brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders, and telehandlers. Construction equipment is sold under the CASE Construction Equipment and New Holland Construction brands.
Commercial and Specialty Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation under the FPT Industrial brand.
Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies.
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
The CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT and Adjusted EBITDA. The Company believes Adjusted EBIT and Adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring expenses, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers to be rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
Adjusted EBITDA is defined as Adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three months ended March 31, 2019 and 2018.

	Three Months Ended March 31, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,490	$640	$2,414	$1,036	$(574)	$6,006	$474	$(23)	$6,457
Net income(1)						169	95	—	264
Add back:
Income tax expense						54	36	—	90
Interest expense of Industrial Activities, net of interest income and eliminations						53	—	—	53
Foreign exchange losses, net						9	—	—	9
Finance and non-service component of Pension and OPEB costs(2)						(15)	—	—	(15)
Adjustments:
Restructuring expenses	3	—	5	—	—	8	—	—	8
Adjusted EBIT	$168	$13	$51	$96	$(50)	$278	$131	$—	$409
Depreciation and amortization	75	14	47	32	—	168	1	—	169
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	79	—	—	79	65	—	144
Adjusted EBITDA	$243	$27	$177	$128	$(50)	$525	$197	$—	$722

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.

(2)
This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended March 31, 2018
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,579	$682	$2,495	$1,186	$(642)	$6,300	$502	$(29)	$6,773
Net income (loss)(1)						99	103	—	202
Add back:
Income tax expense						23	40	—	63
Interest expense of Industrial Activities, net of interest income and eliminations						93	—	—	93
Foreign exchange losses, net						25	—	—	25
Finance and non-service component of Pension and OPEB costs						18	—	—	18
Adjustments:
Restructuring expenses	—	—	3	—	—	3	—	—	3
Adjusted EBIT	$186	$—	$49	$95	$(69)	$261	$143	$—	$404
Depreciation and amortization	79	16	55	34	—	184	1	—	185
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	102	—	—	102	66	—	168
Adjusted EBITDA	$265	$16	$206	$129	$(69)	$547	$210	$—	$757

(1)	For Industrial Activities, net income net of “Results from intersegment investments”.